ACCRUED LIABILITIES	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 4 - ACCRUED LIABILITIES	The Company had accrued professional fees of $15,000 and $5,000 as of March 31, 2017 and December 31, 2016, respectively.	As of December 31, 2016, the Company had accrued professional fees of $5,000.